Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Share Capital	Equity portion of convertible debentures	Reserves	Accumulated other comprehensive gain (loss)	Accumulated Deficit	Total
Balance at Mar. 31, 2017	$ 12,144,019	$ 67,695	$ 1,358,503	$ (86,991)	$ (11,305,999)	$ 2,177,227
Balance (shares) at Mar. 31, 2017						91,442,453
Fair value of the equity portion of the convertible debentures		454,231				$ 454,231
Fair value assigned to the warrants on issuance of convertible debentures			1,863,238			1,863,238
Tax impact of equity instruments issued with convertible debentures		(121,000)	(489,000)			(610,000)
Transaction costs assigned to the warrants on the issuance of Convertible Debentures			(41,639)			(41,639)
Fair value of stock options exercised	499,136		(202,668)			$ 296,468
Fair value of stock options exercised (shares)						1,495,000
Shares issued for conversion of debentures	43,321	(7,076)				$ 36,245
Shares issued for conversion of debentures (shares)						250,000
Share-based payments			744,801			$ 744,801
Cumulative translation reserve at Mar. 31, 2018				21,314		21,314
Net loss for the year					(2,774,140)	(2,774,140)
Balance at Mar. 31, 2018	12,686,476	393,850	3,233,235	(65,677)	(14,080,139)	$ 2,167,745
Balance (shares) at Mar. 31, 2018						93,187,453
Impact of adopting IFRS 15 on April 1, 2018					(82,378)	$ (82,378)
Fair value of stock options exercised	220,502		(92,848)			$ 127,654
Fair value of stock options exercised (shares)						670,000
Shares issued for conversion of debentures	77,818	(10,756)				$ 67,062
Shares issued for conversion of debentures (shares)						350,000
Share-based payments			332,741			$ 332,741
Fair value of loan guarantee warrants			1,869,382			1,869,382
Cumulative translation reserve at Mar. 31, 2019				(23,691)		(23,691)
Net loss for the year					(4,544,151)	(4,544,151)
Balance at Mar. 31, 2019	12,984,796	383,094	5,342,510	(89,368)	(18,706,668)	$ (85,636)
Balance (shares) at Mar. 31, 2019						94,207,453
Shares issued in private placement of units	4,000,000					$ 4,000,000
Shares issued in private placement of units (shares)						13,114,754
Share issuance costs	(463,411)					$ (463,411)
Shares issued for exercise of warrants	66,624		(18,209)			$ 48,415
Shares issued for exercise of warrants (shares)						125,000
Fair value of stock options exercised	277,455		(116,768)			$ 160,687
Fair value of stock options exercised (shares)						835,044
Shares issued for conversion of debentures	27,261	(3,588)				$ 23,673
Shares issued for conversion of debentures (shares)						125,000
Share-based payments			308,106			$ 308,106
Cumulative translation reserve at Mar. 31, 2020				(20,824)		(20,824)
Net loss for the year					(5,145,966)	(5,145,966)
Balance at Mar. 31, 2020	$ 16,892,725	$ 379,506	$ 5,515,639	$ (110,192)	$ (23,852,634)	$ (1,174,956)
Balance (shares) at Mar. 31, 2020						108,407,251